COMMITMENTS AND CONTINGENT LIABILITIES (continues): (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Other Commitments [Line Items]
2014	$ 92
2015	91
2016	61
Total	$ 244